Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2011
Registrant Name	dei_EntityRegistrantName	American Funds Money Market Fund
Central Index Key	dei_EntityCentralIndexKey	0001454975
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 30, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec. 01, 2011
American Funds Money Market Fund (Prospectus Summary) | American Funds Money Market Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AFAXX
American Funds Money Market Fund (Prospectus Summary) | American Funds Money Market Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AFBXX
American Funds Money Market Fund (Prospectus Summary) | American Funds Money Market Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AFCXX
American Funds Money Market Fund (Prospectus Summary) | American Funds Money Market Fund | Class F-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AFFXX
American Funds Money Market Fund (Prospectus Summary) | American Funds Money Market Fund | Class F-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AFGXX
American Funds Money Market Fund (Prospectus Summary) | American Funds Money Market Fund | Class 529-A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AAFXX
American Funds Money Market Fund (Prospectus Summary) | American Funds Money Market Fund | Class 529-B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BAFXX
American Funds Money Market Fund (Prospectus Summary) | American Funds Money Market Fund | Class 529-C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CCFXX
American Funds Money Market Fund (Prospectus Summary) | American Funds Money Market Fund | Class 529-E
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EAFXX
American Funds Money Market Fund (Prospectus Summary) | American Funds Money Market Fund | Class 529-F-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FARXX
American Funds Money Market Fund (Prospectus Summary) | American Funds Money Market Fund | Class R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RAAXX
American Funds Money Market Fund (Prospectus Summary) | American Funds Money Market Fund | Class R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RABXX
American Funds Money Market Fund (Prospectus Summary) | American Funds Money Market Fund | Class R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RACXX
American Funds Money Market Fund (Prospectus Summary) | American Funds Money Market Fund | Class R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RADXX
American Funds Money Market Fund (Prospectus Summary) | American Funds Money Market Fund | Class R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RAEXX
American Funds Money Market Fund (Prospectus Summary) | American Funds Money Market Fund | Class R-6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RAFXX